Segment Information - Net Sales by Geographic Area (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Net Sales by Geographic Area
Net sales	$ 763,836	$ 738,551	$ 825,847	$ 761,990	$ 747,997	$ 723,062	$ 812,171	$ 774,252	$ 3,090,224		$ 3,057,482		$ 3,078,337
United States
Schedule of Net Sales by Geographic Area
Net sales									1,911,404		1,858,418		1,773,210
Italy
Schedule of Net Sales by Geographic Area
Net sales									211,487		213,838		213,386
Germany
Schedule of Net Sales by Geographic Area
Net sales									157,341		172,898		191,673
Other Core Europe
Schedule of Net Sales by Geographic Area
Net sales									487,301		485,742		549,131
Total Core Europe
Schedule of Net Sales by Geographic Area
Net sales									856,129	[1]	872,478	[1]	954,190	[1]
Other international
Schedule of Net Sales by Geographic Area
Net sales									322,691		326,586		350,937
Foreign net sales
Schedule of Net Sales by Geographic Area
Net sales									$ 1,178,820		$ 1,199,064		$ 1,305,127

[1]	Core Europe includes the 28 member states of the European Union, Switzerland, Norway and Iceland.